Shareholder Report, Average Annual Return (Details) 192383_Amplify Cybersecurity ETF_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
Amplify Cybersecurity ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Amplify Cybersecurity ETF NAV
Average Annual Return, Percent	27.12%	13.48%	13.62%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	17.60%	16.47%	15.30%